Offerings	Jul. 16, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.000000000000041 per share
Amount Registered | shares	4,657,480
Proposed Maximum Offering Price per Unit | $ / shares	2.0546
Maximum Aggregate Offering Price	$ 9,569,258.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,465.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of SMX (Security Matters) PLC (the “Registrant”) ordinary shares that become issuable under the SMX (Security Matters) PLC 2022 Equity Incentive Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the registration of 4,657,480 Ordinary Shares available to be issued under the Plan.Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)(l) under the Securities Act, on the basis of the average of the high ($2.4292) and low ($1.68) reported prices of the Ordinary Shares of the Registrant as reported by the Nasdaq Capital Market on July 14, 2025, a date within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.000000000000041 per share
Amount Registered | shares	680,000
Proposed Maximum Offering Price per Unit | $ / shares	4.52
Maximum Aggregate Offering Price	$ 3,073,600
Fee Rate	0.01531%
Amount of Registration Fee	$ 470.57
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of SMX (Security Matters) PLC (the “Registrant”) ordinary shares that become issuable under the SMX (Security Matters) PLC 2022 Equity Incentive Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,124,482 Ordinary Shares by certain officers and directors of the Registrant that consist of options and restricted stock units that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.000000000000041 per share
Amount Registered | shares	75,611
Proposed Maximum Offering Price per Unit | $ / shares	10.1681
Maximum Aggregate Offering Price	$ 768,820.21
Fee Rate	0.01531%
Amount of Registration Fee	$ 117.706
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of SMX (Security Matters) PLC (the “Registrant”) ordinary shares that become issuable under the SMX (Security Matters) PLC 2022 Equity Incentive Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,124,482 Ordinary Shares by certain officers and directors of the Registrant that consist of options and restricted stock units that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.000000000000041 per share
Amount Registered | shares	2,482
Proposed Maximum Offering Price per Unit | $ / shares	342.35
Maximum Aggregate Offering Price	$ 849,712.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 130.09
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of SMX (Security Matters) PLC (the “Registrant”) ordinary shares that become issuable under the SMX (Security Matters) PLC 2022 Equity Incentive Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Represents the resale of up to 2,124,482 Ordinary Shares by certain officers and directors of the Registrant that consist of options and restricted stock units that were previously issued and that have vested or will vest pursuant to the Plan.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.000000000000041 per share
Amount Registered | shares	1,366,389
Proposed Maximum Offering Price per Unit | $ / shares	2.0546
Maximum Aggregate Offering Price	$ 2,807,382.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 429.81
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any shares of SMX (Security Matters) PLC (the “Registrant”) ordinary shares that become issuable under the SMX (Security Matters) PLC 2022 Equity Incentive Plan (“Plan”) by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment.Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)(l) under the Securities Act, on the basis of the average of the high ($2.4292) and low ($1.68) reported prices of the Ordinary Shares of the Registrant as reported by the Nasdaq Capital Market on July 14, 2025, a date within five business days prior to the filing of this Registration Statement.Represents the resale of up to 2,124,482 Ordinary Shares by certain officers and directors of the Registrant that consist of options and restricted stock units that were previously issued and that have vested or will vest pursuant to the Plan.